Financial risk management - Concentration by industry sector of financial instrument, net of allowance (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	₩ 715,198,707	₩ 692,184,971
Due from banks and loans at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	501,633,507	487,523,988
Due from banks and loans at amortized cost | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	12,658,709	14,058,051
Due from banks and loans at amortized cost | Retail
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	208,308,298	199,809,576
Due from banks and loans at amortized cost | Government/Public sector/ Central bank
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	26,417,332	27,228,308
Due from banks and loans at amortized cost | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	226,554,125	218,713,457
Due from banks and loans at amortized cost | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	27,695,043	27,714,596
Deposits and loans at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	1,456,116	1,915,396
Deposits and loans at FVTPL | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	169,972	134,609
Deposits and loans at FVTPL | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	1,286,144	1,780,787
Securities at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	71,727,860	67,134,121
Derivative assets
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	7,153,950	10,279,257
Financial assets at FVOCI
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	101,282,906	92,016,210
Securities at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	31,944,368	33,315,999
Guarantees
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	26,221,968	22,509,195
Loan commitments and other liabilities related to credit
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	220,317,053	218,980,794
Total
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	246,539,021	241,489,989
Finance and insurance
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	155,648,429	152,116,226
Finance and insurance | Due from banks and loans at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	61,101,394	63,104,471
Finance and insurance | Due from banks and loans at amortized cost | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	12,359,288	13,495,577
Finance and insurance | Due from banks and loans at amortized cost | Government/Public sector/ Central bank
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	26,140,603	27,042,097
Finance and insurance | Due from banks and loans at amortized cost | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	22,523,203	22,485,184
Finance and insurance | Due from banks and loans at amortized cost | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	78,300	81,613
Finance and insurance | Deposits and loans at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	616,340	894,745
Finance and insurance | Deposits and loans at FVTPL | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	40,862	35,450
Finance and insurance | Deposits and loans at FVTPL | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	575,478	859,295
Finance and insurance | Securities at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	35,054,770	34,194,979
Finance and insurance | Derivative assets
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	6,068,491	8,305,868
Finance and insurance | Financial assets at FVOCI
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	45,699,181	35,854,914
Finance and insurance | Securities at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	7,108,253	9,761,249
Finance and insurance | Guarantees
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	5,659,966	3,733,957
Finance and insurance | Loan commitments and other liabilities related to credit
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	18,227,705	18,218,204
Finance and insurance | Total
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	23,887,671	21,952,161
Manufacturing
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	70,255,732	70,470,804
Manufacturing | Due from banks and loans at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	63,684,109	62,524,251
Manufacturing | Due from banks and loans at amortized cost | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	63,353,165	62,200,259
Manufacturing | Due from banks and loans at amortized cost | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	330,944	323,992
Manufacturing | Deposits and loans at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	399,668	391,667
Manufacturing | Deposits and loans at FVTPL | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	399,668	391,667
Manufacturing | Securities at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	3,090,284	3,634,273
Manufacturing | Derivative assets
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	829,304	1,263,951
Manufacturing | Financial assets at FVOCI
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	2,242,382	2,636,678
Manufacturing | Securities at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	9,985	19,984
Manufacturing | Guarantees
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	12,554,311	11,712,348
Manufacturing | Loan commitments and other liabilities related to credit
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	31,211,151	34,199,306
Manufacturing | Total
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	43,765,462	45,911,654
Retail and wholesale
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	25,914,599	26,064,007
Retail and wholesale | Due from banks and loans at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	24,033,515	23,736,315
Retail and wholesale | Due from banks and loans at amortized cost | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	23,759,226	23,447,863
Retail and wholesale | Due from banks and loans at amortized cost | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	274,289	288,452
Retail and wholesale | Deposits and loans at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	3,004	301,658
Retail and wholesale | Deposits and loans at FVTPL | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	3,004	301,658
Retail and wholesale | Securities at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	1,399,374	1,286,997
Retail and wholesale | Derivative assets
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	13,573	26,101
Retail and wholesale | Financial assets at FVOCI
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	465,133	712,936
Retail and wholesale | Securities at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net		0
Retail and wholesale | Guarantees
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	3,633,251	3,548,909
Retail and wholesale | Loan commitments and other liabilities related to credit
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	10,863,979	10,324,128
Retail and wholesale | Total
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	14,497,230	13,873,037
Real estate and business
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	53,328,855	51,842,977
Real estate and business | Due from banks and loans at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	47,487,103	47,174,940
Real estate and business | Due from banks and loans at amortized cost | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	47,411,346	47,109,684
Real estate and business | Due from banks and loans at amortized cost | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	75,757	65,256
Real estate and business | Deposits and loans at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	156,286	149,652
Real estate and business | Deposits and loans at FVTPL | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	156,286	149,652
Real estate and business | Securities at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	3,087,667	2,149,229
Real estate and business | Derivative assets
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	19,948	39,698
Real estate and business | Financial assets at FVOCI
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	1,733,913	1,790,042
Real estate and business | Securities at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	843,938	539,416
Real estate and business | Guarantees
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	290,565	92,172
Real estate and business | Loan commitments and other liabilities related to credit
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	6,914,971	4,325,044
Real estate and business | Total
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	7,205,536	4,417,216
Construction service
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	7,188,187	7,197,010
Construction service | Due from banks and loans at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	5,813,211	5,460,846
Construction service | Due from banks and loans at amortized cost | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	5,764,311	5,409,739
Construction service | Due from banks and loans at amortized cost | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	48,900	51,107
Construction service | Deposits and loans at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	99,327	109,159
Construction service | Deposits and loans at FVTPL | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	99,327	99,159
Construction service | Deposits and loans at FVTPL | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net		10,000
Construction service | Securities at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	242,695	304,020
Construction service | Derivative assets
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	2,272	6,003
Construction service | Financial assets at FVOCI
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	749,831	1,056,603
Construction service | Securities at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	280,851	260,379
Construction service | Guarantees
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	214,178	179,255
Construction service | Loan commitments and other liabilities related to credit
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	2,269,120	2,408,759
Construction service | Total
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	2,483,298	2,588,014
Lodging and Restaurant
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	7,285,666	6,906,269
Lodging and Restaurant | Due from banks and loans at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	7,233,718	6,756,129
Lodging and Restaurant | Due from banks and loans at amortized cost | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	7,205,522	6,735,852
Lodging and Restaurant | Due from banks and loans at amortized cost | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	28,196	20,277
Lodging and Restaurant | Deposits and loans at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	0	0
Lodging and Restaurant | Securities at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	29,279	136,364
Lodging and Restaurant | Derivative assets
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	329	1,616
Lodging and Restaurant | Financial assets at FVOCI
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	22,340	12,160
Lodging and Restaurant | Securities at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	0
Lodging and Restaurant | Guarantees
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	60,372	115,827
Lodging and Restaurant | Loan commitments and other liabilities related to credit
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	444,003	531,832
Lodging and Restaurant | Total
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	504,375	647,659
Others
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	161,739,649	152,081,489
Others | Due from banks and loans at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	58,443,384	53,262,816
Others | Due from banks and loans at amortized cost | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	299,421	562,474
Others | Due from banks and loans at amortized cost | Government/Public sector/ Central bank
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	276,729	186,211
Others | Due from banks and loans at amortized cost | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	56,537,352	51,324,876
Others | Due from banks and loans at amortized cost | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	1,329,882	1,189,255
Others | Deposits and loans at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	181,491	68,515
Others | Deposits and loans at FVTPL | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	29,783
Others | Deposits and loans at FVTPL | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	151,708	68,515
Others | Securities at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	28,823,791	25,428,259
Others | Derivative assets
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	219,516	634,051
Others | Financial assets at FVOCI
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	50,370,126	49,952,877
Others | Securities at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	23,701,341	22,734,971
Others | Guarantees
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	3,808,447	3,113,748
Others | Loan commitments and other liabilities related to credit
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	20,103,475	20,644,317
Others | Total
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	23,911,922	23,758,065
Retail customers
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	233,837,590	225,506,189
Retail customers | Due from banks and loans at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	233,837,073	225,504,220
Retail customers | Due from banks and loans at amortized cost | Retail
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	208,308,298	199,809,576
Retail customers | Due from banks and loans at amortized cost | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	25,528,775	25,694,644
Retail customers | Deposits and loans at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	0	0
Retail customers | Derivative assets
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	517	1,969
Retail customers | Guarantees
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	878	12,979
Retail customers | Loan commitments and other liabilities related to credit
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	130,282,649	128,329,204
Retail customers | Total
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	₩ 130,283,527	₩ 128,342,183